Liability under insurance contracts and reinsurance contracts - Summary of fair value amounts of basic items of insurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	₩ 4,469,969	₩ 3,958,036
Cash and amortized cost measurement deposits
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	371,582	294,963
Financial assets measured at FVTPL
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	4,004,935	3,561,126
Amortized cost loan receivables
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	40,245	32,489
Derivatives
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	429	(150)
Other
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	₩ 52,778	₩ 69,608